Document and Entity Information	12 Months Ended
Sep. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	FIDELITY INCOME FUND /MA/
Central Index Key	0000751199
Amendment Flag	false
Document Creation Date	Sep. 27, 2012
Document Effective Date	Sep. 29, 2012
Prospectus Date	Sep. 29, 2012